MONOGENESIS  CORPORATION


                            ANNUAL REPORT TO SHAREHOLDERS


                                 DECEMBER 31, 2000


















































                           George E.  Clark
                     CERTIFIED PUBLIC ACCOUNTANT
                    6309 ROSWELL ROAD, NE SUITE 2-B
                          ATLANTA, GEORGIA  30326
                  Phone (404)256-1218   FAX (404)256-5634


                        INDEPENDENT  AUDITOR'S  REPORT


To the Board of Directors and Stockholders of Monogenesis Corporation
Walker, West Virginia

I have audited the accompanying statement of assets and liabilities of Monogenesis Corporation, including the schedule of portfolio investments, as of December 31, 2000, and the related statements of operations, cash flows, and changes in net assets for the year then ended, and the selected per share data and ratios for each of the three years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Company's management.
My responsibility is to express an opinion on the financial statements and per share data and ratios based on my audit.

I conducted my audit in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and broker.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Monogenesis Corporation as of December 31, 2000, and the results of its operations, its cash flows, and the changes in its net assets for the year then ended, and the selected per share data and ratios for each of the three years in the period then ended in conformity with generally accepted accounting principles.


February 16, 2001
George E. Clark



















                           MONOGENESIS CORPORATION

                     STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000


ASSETS
      Investments in securities,
            at value-identified cost $10,050.00             $    125.00
      Cash                                                        93.95
      Equipment, net of accumulated
            depreciation of $2,898.56                          4,422.84
                                                            -----------

                              Total Assets                     4,641.79


LIABILITIES
      Accounts payable                                        16,590.46
      Loans from shareholders                                    136.60
                                                            -----------

                         Total Liabilities                    16,727.06
                                                            -----------

NET ASSETS
      Net assets (equivalent to $(4.84) per share
      based on 2,499 shares of capital stock
      outstanding) (Note 5)                                 $(12,085.27)
                                                            ===========


















                The accompanying notes to the Financial Statements are
                        an integral part of this statement.

                            "SEE ACCOUNTANT'S REPORT"













                               MONOGENESIS  CORPORATION

                              STATEMENT  OF  OPERATIONS

                         FOR THE YEAR ENDED DECEMBER 31, 2000



INVESTMENT INCOME
       Income
            Dividends                                       $     --
            Interest                                             37.44
            Other Income	                                          --
                                                            ----------
                          Total Income                           37.44


EXPENSES
      Officer salaries                                       17,400.00
      Director's fees                                           500.00
      Professional fees                                      19,154.18
      Custodian, transfer agent and distribution fees        14,374.17
      Other administrative expenses                         112,877.29
      Depreciation	                                              732.14
                                                            ----------
Total Expenses                                              165,037.78
                                                            ----------

INVESTMENT INCOME-NET                                      (165,000.34)
                                                           -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 2)

      Net realized gain on investments                       (2,422.06)
      Change in unrealized appreciation of investments
         for the year                                        (2,730.05)
                                                            ----------

Net gain on investments                                      (5,152.11)
                                                            ----------


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       (170,152.45)
                                                            ==========




               The accompanying notes to the Financial Statements are
                    an integral part of this statement.


                         "SEE   ACCOUNTANT'S  REPORT"














                         MONOGENESIS  CORPORATION

                          STATEMENT OF CASH FLOWS
                         -------------------------

                   FOR THE YEAR ENDED DECEMBER 31, 2000


CASH FLOW FROM OPERATION ACTIVITIES
      Net decrease in net assets                            $(170,153.45)

Adjustments to reconcile net (decrease) in net
  assets resulting from operations to net cash
  provided by operating activities
      Depreciation	                                                732.14
      Decrease in unrealized appreciation of
                        investment securities                   2,730.03
      Increase in accounts payable                             16,144.06
                                                              ----------

                        Net cash provided by (used in)
                              operating activities           (150,547.22)

CASH FLOWS FROM FINANCING ACTIVITIES	                              ---

CASH FLOWS FROM INVESTING ACTIVITIES
      Sale of investments, net of subsequent purchases         21,289.47
      Capital share transactions                              102,800.50
                                                              ----------

NET DECREASE IN CASH AND CASH EQUIVALENTS                     (26,457.25)

CASH BALANCE, BEGINNING OF YEAR                                26,551.20
                                                              ----------

CASH BALANCE, END OF YEAR                                     $    93.95
                                                              ==========









              The accompanying notes to the Financial Statements are
                        an integral part of this statement.


                           "SEE ACCOUNTANT'S REPORT"















                       MONOGENESIS CORPORATION

                  STATEMENT OF CHANGES IN NET ASSETS
                  ----------------------------------

           FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999


                                              2000              1999
                                              ----              ----

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
      Investment income - net             $(165,000.34)    $(150,171.58)
      Net realized loss on investments       (2,422.06)       31,523.67
      Change in unrealized appreciation      (2,730.05)      (31,405.60)
                                           -----------       ----------
      Net increase in net assets
            resulting from operations      (170,152.45)     (150,053.51)

CAPITAL SHARE TRANSACTIONS                  102,800.50        42,500.00
                                            ----------       ----------

Net increase (decrease)
            in net assets                   (67,351.95)     (107,553.51)

NET ASSETS
      Beginning of the year                  55,266.68       162,820.19
                                           -----------       ----------

      End of the year                      $(12,085.27)     $ 55,266.68
                                           ===========      ===========
















                 The accompanying notes to the Financial Statements are
                        an integral part of this statement.

                            "SEE ACCOUNTANT'S REPORT"














                       MONOGENESIS  CORPORATION

       SUPPLEMENTARY INFORMATION -- STATEMENT OF CHANGES IN SURPLUS
       ------------------------------------------------------------

                      FOR THE YEAR ENDED DECEMBER 31, 2000



                      COMMON     PAID-IN        ACCUMULATED
                      STOCK      CAPITAL          DEFICIT       TOTAL
                     --------   ---------      ------------   ----------


Balance at
  beginning of year  $ 20.50   $194,385.93    $ (130,616.73)  $63,789.70


Stock issued	            4.49         (4.49)         ---          ---

Additional capital
  Contributed          ---      102,800.50          ---       102,800.50

Net income (loss)      ---         ---         (167,422.40)  (167,422.40)
                   --------   ------------    ------------   ------------
Balance at
  end of year       $ 24.99    $297,181.94    $(298,039.13)  $   (832.20)
                   ========    ===========    =============  ============

















                The accompanying Notes to the Financial Statements are
                        an integral part of this statement.

                            "SEE ACCOUNTANT'S REPORT"

















                           MONOGENESIS  CORPORATION

           SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS

                       FOR THE YEARS ENDED DECEMBER 31

                                2000       1999       1998
                              --------   --------   --------

PER SHARE DATA

Investment income            $    .01     $   .17    $    .62

Expenses                        66.04       73.43       35.43
                              --------    --------    --------
Investment income-net          (66.03)     (73.26)     (34.81)

Additional contributions	        36.29       20.03       31.79

Distributions from
  investments income-net	        ---          ---         ---

Net realized & unrealized
  gain (loss) on securities      2.06         .06      203.73

Distributions from realized
  gains on securities           ---          ---         ---
                             --------    --------    --------
Net increase/decrease in
  net asset value             ( 31.80)    ( 53.17)    (206.75)

Net asset value:
     Beginning of year          26.96       80.13      286.88
                             --------    --------    --------
     End of Year             $  (4.84)     $26.46     $ 80.73
                              =======     =======     =======
Per share market value:
     End of period	           $  ---      $  ---      $  ---
                              ========    ========    =======

Total investment return      $  ---      $ ---       $  ---
                              ========    ========    =======
RATIOS
     Ratio of expenses to
  average net assets (%)          8          139         20

     Ratio of investment
  income-net to
  average net assets (%)        ---           ---         ---

Portfolio turnover ratio        ---           ---         ---



                              "SEE   ACCOUNTANT'S  REPORT"











                        MONOGENESIS CORPORATION

                       INVESTMENTS IN SECURITIES
                       -------------------------

                          DECEMBER 31, 2000



                                     NUMBER
                                    OF SHARES               VALUE
                                    ---------            -----------
COMMON  STOCKS - 100%


  Healthcare - 100%

      PML,Inc.                          100              $    125.00


Engineering - 0%


      Tice Technology, Inc.
           Warrants                 188,000                  ---
                                                         -----------

                                                         $    125.00
                                                         ===========


















			The accompanying notes to the Financial Statements are
				an integral part of this statement.

					"SEE ACCOUNTANT'S REPORT"















                        MONOGENESIS  CORPORATION

                      NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000


(1) SIGNIFICANT ACCOUNTING POLICIES

Monogenesis Corporation (the Company) is registered under the Investment Company Act of 1940 as a non-diversified management investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Depreciation - Equipment is depreciated using the straight-line method over a ten-year period.

Accrual of expenses - It is the Company's policy to accrue items of expense recognized in the current period, but not paid until the subsequent period.

Security valuation - Investments in securities in ensuing public companies are originally valued at cost until such time as the securities are publicly traded. Securities traded on a national securities exchange or reported on the NASDAQ national market are stated at the last reported sales price on the day of valuation. Other securities for which no sale was reported on that date are stated at the last quoted bid price.

Security transaction and investments income - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Federal income taxes - The Company does not qualify for the preferred tax treatment of dividends paid to stockholders afforded by Subchapter M of the Internal Revenue Code to most regulated investment companies. No provision for income taxes is required for this year as there was a net loss for tax purposes.











					"SEE   ACCOUNTANT'S  REPORT"














                        MONOGENESIS  CORPORATION

                      NOTES TO FINANCIAL STATEMENTS

                             DECEMBER 31, 2000



(2) INVESTMENT  TRANSACTIONS

Purchases and sales of portfolio securities during the year were $36,400 and $57,689.47, respectively. Net gain on investments for the year ended December 31, 2000, was $37.44. That amount represents the net decreases in value of the investments held during the period and actual gains realized on sales of investments. All investment decisions are made by the Company's President. Purchases, when they occur, are made from funds generated through additional contributions to Paid-In Capital.

(3) DIVIDENDS

The Company paid no dividends during the year. The Company only distributes property dividends of stock that it acquires in ensuing public companies. Such acquisitions of stock are made from Paid-In Capital; therefore, ensuing stock dividends are charged to Paid-In Capital.

(4) OFFICER / DIRECTOR  COMPENSATION

The Company paid officer salaries of $17,400 during the year. $500 in director fees were paid to one director.

(5) CAPITAL SHARE TRANSACTIONS

As of December 31, 2000, there were 3,000 shares of $.01 par value stock authorized, 2,499 shares issued and outstanding, and Paid-In
Capital aggregated $297,181.94
















				"SEE   ACCOUNTANT'S  REPORT"










                              GEORGE E. CLARK
                        Certified Public Accountant
                      6309 Roswell Road NE, Suite 2-B
                        Atlanta, Georgia 30328
                 Phone (404) 256-1218  FAX (404) 256-5634

February 16, 2001

Board of Directors and Stockholders
of Monogenesis Corporation
Walker, West Virginia


In planning and performing my audit of the financial statements of Monogenesis Corporation for the year ended December 31, 2000, I considered its internal control structure, including procedures for safeguarding securities, in order to determine my auditing procedures for the purpose of expressing my opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of Monogenesis Corporation is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving the internal control structure, including procedures for safeguarding securities, that I consider to be material weaknesses above as of December 31, 2000.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.


George E. Clark
Certified Public Accountant